Summary of Information Related to Stock Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of common warrants outstanding	2,154,352	2,154,352	2,505,931
Number of common warrants exercisable	1,802,774
Warrant [Member]
Weighted average exercise price outstanding	$ 1.98	$ 1.98	$ 1.84
Number of common warrants outstanding	2,154,352
Stock option outstanding weighted average remaining contractual life, Exercisable	1 year 9 months 18 days
Number of common warrants exercisable	1,802,774
Warrant [Member] | Exercise Price Range One [Member]
Weighted average exercise price outstanding	$ 1.00
Number of common warrants outstanding	527,367
Stock option outstanding weighted average remaining contractual life, Exercisable	0 years
Number of common warrants exercisable	175,789
Warrant [Member] | Exercise Price Range Two [Member]
Weighted average exercise price outstanding	$ 2.30
Number of common warrants outstanding	1,626,985
Stock option outstanding weighted average remaining contractual life, Exercisable	2 years
Number of common warrants exercisable	1,626,985